Supplement dated August 18, 2010
To Statement of Additional Information Dated May 1, 2010
For

PERSPECTIVE INVESTOR®

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Issued By

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT IV

This supplement updates the above-referenced Statement of Additional Information.  Please read and keep it together with your Statement of Additional Information for future reference.

The date of the Statement of Additional Information is updated to August 17, 2010.  The Statement of Additional Information is otherwise unchanged.

This Supplement is dated August 18, 2010.

(To be used with Forms:  NV5789 05/10)
NMU6017NY 08/10